PROGOLD LIMITED LIABILITY COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of financial information for ProGold LLC
	December 31,
(In Thousands)	2020	2019	2018

Current Assets	$216	$230	$245
Long-Term Assets	39,700	38,962	38,643
Total Assets	$39,916	$39,192	$38,888

Current Liabilities	$3,106	$5	$5
Long-Term Liabilities	2,167	2,333	1,167
Total Liabilities	5,273	2,338	1,172

Members’ Equity	34,643	36,854	37,716

Total Liabilities and Members’ Equity	$39,916	$39,192	$38,888

Rent Revenue on Operating Lease	$16,293	$19,085	$17,571
Expenses	4,179	3,455	3,440

Net Income	$12,114	$15,630	$14,131